Financial Risk Management - Information about Financial Assets and Liabilities That Accrues Interest Considering Applicable Rate (Detail) - ARS ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of financial instruments by type of interest rate [line items]
Financial assets	$ 233,530	$ 170,759	$ 92,649
Financial liabilities	740,433	$ 423,436	$ 239,361
Interest rate risk [member]
Disclosure of financial instruments by type of interest rate [line items]
Financial assets	67,580
Financial liabilities	526,760
Interest rate risk [member] | Fixed interest rate [member]
Disclosure of financial instruments by type of interest rate [line items]
Financial assets	59,912
Financial liabilities	435,882
Interest rate risk [member] | Variable interest rate [member]
Disclosure of financial instruments by type of interest rate [line items]
Financial assets	7,668
Financial liabilities	$ 90,878